SCHEDULE OF FUNDED STATUS OF END-OF-SERVICE INDEMNITIES EMPLOYEES RECEIVE UNDER ONE OF FIVE BENEFIT STRUCTURES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Benefit obligations at the beginning of the year	$ 27,410	$ 24,941
Actuarial (gain) / loss	(1,128)	(69)
Service cost	4,876	4,545	$ 3,487
Interest cost	675	482	583
Benefits paid	(3,519)	(3,021)
Other		532
Benefit obligations at the end of the year	28,314	27,410	24,941
Current benefit obligation	3,932	3,876
Non-current benefit obligation	24,382	23,534
Fair value of plan assets at the beginning of the year
Employer contributions	3,519	3,021
Benefits paid	(3,519)	(3,021)
Plan assets at the end of the year
Unfunded status	$ 28,314	$ 27,410